Accounting policies and method of measurement (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies And Method Of Measurement
Schedule of financial assets and liabilities subject to offsetting

Thousand of reais			2022
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	22,433,990	(458,166)	21,975,824

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	19,157,491	(458,166)	18,699,325

Thousand of reais			2021
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	21,575,848	(435,925)	21,139,923

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	25,054,906	(435,925)	24,618,981

Thousand of reais			2020
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	26,808,180	(560,666)	26,247,514

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	29,917,498	(560,666)	29,356,832

Schedule of restated for inflation (IGP-M), whose estimated projections

IGP-M Projection (annual)
Until 3 months	0.94%
From 3 to 12 months	4.0%
From 1 to 3 years	3.0%
From 3 to 5 years	3.0%
More than 5 years	3.0%

Schedule of estimated average years of useful life of the different assets

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Leasehold improvements	4% or up to contractual maturity